UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         21st Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     February 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $749,159 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8X8 INC NEW                    COM              282914100      155    84001 SH       SOLE                    84001        0        0
ALADDIN KNOWLEDGE SYS LTD      ORD              M0392N101    17255  1002015 SH       SOLE                  1002015        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    19019   650000 SH       SOLE                   650000        0        0
AMERITRADE HLDG CORP NEW       COM              03074K100    23071   961276 SH       SOLE                   961276        0        0
APPLE COMPUTER INC             COM              037833100    11143   155000 SH       SOLE                   155000        0        0
ATI TECHNOLOGIES INC           COM              001941103     6141   361445 SH       SOLE                   361445        0        0
AUDIBLE INC                    COM NEW          05069A302     2831   220500 SH       SOLE                   220500        0        0
AUDIOVOX CORP                  CL A             050757103    10892   785875 SH       SOLE                   785875        0        0
BLUE NILE INC                  COM              09578R103      403    10000 SH       SOLE                    10000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    12322   525000 SH       SOLE                   525000        0        0
CISCO SYS INC                  COM              17275R102    17120  1000000 SH       SOLE                  1000000        0        0
CROSS CTRY HEALTHCARE INC      COM              227483104    18185  1019938 SH       SOLE                  1019938        0        0
DIGITAL RIV INC                COM              25388B104     1190    40000 SH       SOLE                    40000        0        0
DOLBY LABORATORIES INC         COM              25659T107    26083  1529800 SH       SOLE                  1529800        0        0
E TRADE FINANCIAL CORP         COM              269246104    37861  1815000 SH       SOLE                  1815000        0        0
GENESIS MICROCHIP INC DEL      COM              37184C103     4265   235740 SH       SOLE                   235740        0        0
GEVITY HR INC                  COM              374393106    33968  1320700 SH       SOLE                  1320700        0        0
GLOBAL CROSSING LTD            SHS NEW          G3921A175     4190   261361 SH       SOLE                   261361        0        0
GOOGLE INC                     CL A             38259P508    50613   122000 SH       SOLE                   122000        0        0
GREENFIELD ONLINE INC          COM              395150105      495    84500 SH       SOLE                    84500        0        0
HYPERION SOLUTIONS CORP        COM              44914M104    14129   394455 SH       SOLE                   394455        0        0
INFOSPACE INC                  COM NEW          45678T201     5071   196380 SH       SOLE                   196380        0        0
INPHONIC INC                   COM              45772G105      965   111079 SH       SOLE                   111079        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    12779   299000 SH       SOLE                   299000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     1148   399838 SH       SOLE                   399838        0        0
MAXTOR CORP                    COM NEW          577729205    17350  2500000 SH       SOLE                  2500000        0        0
MERCURY INTERACTIVE CORP       COM              589405109    24397   877900 SH       SOLE                   877900        0        0
MICROSOFT CORP                 COM              594918104    47724  1825000 SH       SOLE                  1825000        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     7700   220000 SH       SOLE                   220000        0        0
MOTOROLA INC                   COM              620076109    34450  1525000 SH       SOLE                  1525000        0        0
NAVARRE CORP                   COM              639208107     4360   788423 SH       SOLE                   788423        0        0
NETFLIX COM INC                COM              64110L106     5946   219735 SH       SOLE                   219735        0        0
NTL INC DEL                    COM              62940M104    56847   835000 SH       SOLE                   835000        0        0
ORACLE CORP                    COM              68389X105    31258  2560000 SH       SOLE                  2560000        0        0
PROVIDE COMM INC               COM              74373W103    24013   725258 SH       SOLE                   725258        0        0
QLOGIC CORP                    COM              747277101    36574  1125000 SH       SOLE                  1125000        0        0
RESEARCH IN MOTION LTD         COM              760975102    33665   510000 SH       SOLE                   510000        0        0
RESOURCES CONNECTION INC       COM              76122Q105    18880   723088 SH       SOLE                   723088        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     7579   254321 SH       SOLE                   254321        0        0
SPRINT NEXTEL CORP             COM FON          852061100    32704  1400000 SH       SOLE                  1400000        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    33959  1246200 SH       SOLE                  1246200        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106      459    30600 SH       SOLE                    30600        0        0